SHORT-TERM DEBT (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Short-term Debt, Total	$ 1,080,500	$ 60,291
Shanghai Commercial And Savings Bank [Member]
Short-term Debt [Line Items]
Short Term Bank Loans	0	60,291
Shanghai Bank [Member]
Short-term Debt [Line Items]
Short Term Bank Loans	325,500	0
Hua Nan Bank [Member]
Short-term Debt [Line Items]
Short Term Bank Loans	315,000	0
Sinopac Bank [Member]
Short-term Debt [Line Items]
Short Term Bank Loans	315,000
KTV Holding, LLC [Member]
Short-term Debt [Line Items]
Short Term Bank Loans	75,000
A&S Property Investments [Member]
Short-term Debt [Line Items]
Short Term Bank Loans	$ 50,000	$ 0